ACQUISITION OF SUBSIDIARIES - Asset Acquisitions (Details) ¥ in Thousands, $ in Thousands	Aug. 01, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net assets acquired:
Cash and cash equivalents		¥ 2,243,537	$ 315,996	¥ 2,661,321	¥ 1,372,481
Property and equipment, net		13,024,393	1,834,447	11,964,498
Intangible assets, net		1,383,406	194,849	1,497,131
Land use rights, net		602,503	84,861	576,020
Deferred tax liabilities		(688,362)	$ (96,954)	(682,580)
Operating permits
Net assets acquired:
Intangible assets, net		1,109,984		1,161,443
Purchased software
Net assets acquired:
Intangible assets, net		¥ 75,630		¥ 68,122
BJ JiangHeCloud
Net assets acquired:
Cash and cash equivalents	¥ 3,325
Other Assets, Current	3,959
Property and equipment, net	306,546
Land use rights, net	221,556
Other current liabilities	(15,448)
Deferred tax liabilities	(209,989)
Total consideration in cash	789,938
BJ JiangHeCloud | Operating permits
Net assets acquired:
Intangible assets, net	¥ 479,989